Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
(Loss) earnings before income taxes	$ (141)	$ 319
Net loss (earnings) attributable to non-controlling interests not subject to tax	20	(10)
Adjusted (Loss) Earnings before income taxes	$ (121)	$ 309
Statutory Canadian federal and provincial income tax rate (%)	23.30%	23.30%
Expected income tax (recovery) expense	$ (28)	$ 72
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	13	(6)
Non-deductible expense	7	46
Non-taxable income	(14)	(10)
Taxable capital (gain) loss	(17)	1
Deferred income tax recovery related to temporary difference on investment in subsidiaries	0	(5)
Writedown (reversal of writedown) of unrecognized deferred income tax assets	54	(13)
Statutory and other rate differences	(1)	(1)
Adjustments in respect of deferred income tax of previous years	(5)	(11)
Other	8	7
Income tax expense	$ 17	$ 80
Effective tax rate (per cent)	(14.00%)	26.00%